Employee Cost - Summary of Employee Cost (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Employee	Dec. 31, 2020 EUR (€) Employee	Dec. 31, 2019 EUR (€) Employee
Disclosure of employee compensation costs [line items]
Wages and salaries	€ 104,583	€ 77,374	€ 49,142
Share-based payment	66,830	53,170	37,486
Pensions (defined contribution plans)	2,416	943	648
Social security costs	4,571	5,358	3,613
Key management personnel compensation	€ 178,400	€ 136,845	€ 90,889
Average number of employees | Employee	573	410	274
Research and development expenses [member]
Disclosure of employee compensation costs [line items]
Key management personnel compensation	€ 106,558	€ 92,468	€ 61,890
General and administrative expense [member]
Disclosure of employee compensation costs [line items]
Key management personnel compensation	70,462	44,377	28,999
Cost of sales [member]
Disclosure of employee compensation costs [line items]
Key management personnel compensation	1,380
Board of Directors [member]
Disclosure of employee compensation costs [line items]
Wages and salaries	296	250	265
Share-based payment	2,032	1,913	1,864
Key management personnel compensation	2,328	2,163	2,129
Executive Board [member]
Disclosure of employee compensation costs [line items]
Wages and salaries	2,699	2,372	1,815
Share-based payment	8,770	6,359	5,303
Pensions (defined contribution plans)	23
Social security costs	49	100	94
Key management personnel compensation	11,541	8,831	7,212
Nonexecutivesenior management [Member]
Disclosure of employee compensation costs [line items]
Wages and salaries	5,547	5,272	4,706
Share-based payment	14,906	13,912	11,123
Pensions (defined contribution plans)	120	89	54
Social security costs	60	122	84
Key management personnel compensation	€ 20,633	€ 19,395	€ 15,967